Schedule of Fair Value of the Assets Acquisition (Details) - Safegard Medical, Inc [Member]	Jul. 06, 2022 USD ($)
Business Acquisition [Line Items]
Land	$ 226,000
Building and affixed assets	2,684,000
Machinery	158,000
Inventory	32,000
Intangibles	64,712
Deferred tax liability	(192,000)
Total	$ 2,936,712